UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 28-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Boye
Title:  Compliance Officer
Phone:  (212) 389-8704


Signature, Place and Date of Signing:

/s/ Gregory Boye                New York, New York           August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       138

Form 13F Information Table Value Total: $   782,867
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number             Name

1             28-10748                         Oppenheimer Asset Management Inc.
----          -------------------              --------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                              Q2 2005


                                                             VALUE     SHRS/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
      ISSUER NAME            TITLE OF CLASS     CUSIP      (X $1,000)  PRN AMT PRN  CALL  DISCRTN  MGRS   SOLE       SHARED     NONE
ACTIVISION  COM NEW           COM               004930202     1,457     88,219  SH         SOLE              88,219
ACTIVISION  COM NEW           COM               004930202    16,355    990,026  SH         SHARED     1               990,026
AKAMAI TECHNOLOGIES INC       NOTE 1.000% 12/1  00971TAE1     1,009  1,000,000  PRN        SOLE           1,000,000         0
ACCENTURE LTD BERMUDA         CLA               G1150G111       726     32,040  SH         SOLE              32,040
ACCENTURE LTD BERMUDA         CLA               G1150G111     8,136    358,900  SH         SHARED     1               358,900
APRIA HEALTHCARE GROUP INC    COM               037933108       598     17,270  SH         SOLE              17,270
APRIA HEALTHCARE GROUP INC    COM               037933108     6,705    193,560  SH         SHARED     1               193,560
ALTERA CORP                   COM               021441100       723     36,540  SH         SOLE              36,540
ALTERA CORP                   COM               021441100     8,112    409,690  SH         SHARED     1               409,690
ANGIOTECH PHARMACEUTICALS     COM               034918102       276     19,959  SH         SOLE              19,959
ANGIOTECH PHARMACEUTICALS     COM               034918102     3,100    223,962  SH         SHARED     1              223,962
ARM HLDGS PLC                 SPONS ADR         042068106     1,953    318,020  SH         SOLE             318,020
ARM HLDGS PLC                 SPONS ADR         042068106    21,895  3,565,960  SH         SHARED     1              3,565,960
ASML HOLDING NV               NY SHS            N07059111       386     24,670  SH         SOLE              24,670
ASML HOLDING NV               NY SHS            N07059111     4,330    276,490  SH         SHARED     1               276,490
AUTOZONE INC                  COM               053332102       193      2,090  SH         SOLE               2,090
AUTOZONE INC                  COM               053332102     3,386     36,620  SH         SHARED     1                36,620
BROADCOM CORP                 CLA               111320107     2,127     59,868  SH         SOLE              59,868
BROADCOM CORP                 CLA               111320107    23,849    671,227  SH         SHARED     1               671,227
CADENCE DESIGN SYSTEM INC     NOTE 8/1          127387AB4     1,713  1,730,000  PRN        SOLE           1,730,000         0
CARNIVAL CORP                 DBCV 2.000% 4/1   143658AN2     1,738  1,230,000  PRN        SOLE           1,230,000         0
CEPHALON INC                  NOTE 6/1          156708AK5     1,064  1,200,000  PRN        SOLE           1,200,000         0
CELESTICA INC                 SUB VTG SHS       15101Q108       543     40,620  SH         SOLE              40,620
CELESTICA INC                 SUB VTG SHS       15101Q108     6,090    455,500  SH         SHARED     1               455,500
CISCO SYS INC                 COM               17275R102     1,372     71,930  SH         SOLE              71,930
CISCO SYS INC                 COM               17275R102    15,391    806,680  SH         SHARED     1               806,680
COMMSCOPE INC                 SDCV 1.000% 3/1   203372AD9       966  1,000,000  PRN        SOLE           1,000,000         0
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402       410     17,353  SH         SOLE              17,353
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402     4,596    194,517  SH         SHARED     1               194,517
CORNING INC                   COM               219350105     1,340     80,620  SH         SOLE              80,620
CORNING INC                   COM               219350105    15,024    903,980  SH         SHARED     1               903,980
CTRIP.COM INTL  LTD           ADR               22943F100     1,505     29,580  SH         SOLE              29,580
CTRIP.COM INTL  LTD           ADR               22943F100    17,593    345,770  SH         SHARED     1               345,770
DOLBY LABORATORIES INC        COM               25659T107     1,616     73,250  SH         SOLE              73,250
DOLBY LABORATORIES INC        COM               25659T107    18,116    821,225  SH         SHARED     1               821,225
DREAMWORKS ANIMATION SKG INC  CLA               26153C103       308     11,761  SH         SOLE              11,761
DREAMWORKS ANIMATION SKG INC  CLA               26153C103     3,455    131,855  SH         SHARED     1               131,855
FORMFACTOR INC                COM               346375108     1,118     42,332  SH         SOLE              42,332
FORMFACTOR INC                COM               346375108    13,233    500,876  SH         SHARED     1               500,876
GENZYME CORP                  NOTE 1.250% 12/0  372917AN4     1,280  1,230,000  PRN        SOLE           1,230,000         0
GOOGLE INC                    CLA               38259P508     2,116      7,193  SH         SOLE               7,193
GOOGLE INC                    CLA               38259P508    23,741     80,709  SH         SHARED     1                80,709
HUTCHINSON TECHNOLOGY INC     COM               448407106       785     20,375  SH         SOLE              20,375
HUTCHINSON TECHNOLOGY INC     COM               448407106     8,798    228,463  SH         SHARED     1               228,463
INTEL CORP                    COM               458140100       891     34,230  SH         SOLE              34,230
INTEL CORP                    COM               458140100     9,984    383,710  SH         SHARED     1               383,710
INTL SPEEDWAY CORP            CLA               460335201       436      7,750  SH         SOLE               7,750
INTL SPEEDWAY CORP            CLA               460335201     4,873     86,640  SH         SHARED     1                86,640
INVITROGEN CORP               NOTE 1.500% 2/1   46185RAK6     1,257  1,300,000  PRN        SOLE           1,300,000         0
ITT INDS INC IND              COM               450911102       710      7,270  SH         SOLE               7,270
ITT INDS INC IND              COM               450911102     7,948     81,410  SH         SHARED     1                81,410
JABIL CIRCUIT INC             COM               466313103       670     21,790  SH         SOLE              21,790
JABIL CIRCUIT INC             COM               466313103     7,505    244,230  SH         SHARED     1               244,230
JUNIPER NETWORKS INC          COM               48203R104       453     17,980  SH         SOLE               17980
JUNIPER NETWORKS INC          COM               48203R104     5,078    201,680  SH         SHARED     1               201,680
KLA-TENCOR CORP               COM               482480100       422      9,666  SH         SOLE               9,666
KLA-TENCOR CORP               COM               482480100     4,734    108,387  SH         SHARED     1               108,387
LINCARE HOLDINGS INC          DBCV 3.000% 6/1   532791AB6     1,306  1,300,000  PRN        SOLE           1,300,000         0
KOMAG INC                     COM NEW           500453204       102      3,590  SH         SOLE               3,590
KOMAG INC                     COM NEW           500453204     1,145     40,350  SH         SHARED     1                40,350
KONGZHONG CORP                SPONS ADR         50047P104       198     21,640  SH         SOLE              21,640
KONGZHONG CORP                SPONS ADR         50047P104     2,220    242,670  SH         SHARED     1               242,670
MANOR CARE INC NEW            COM               564055101       743     18,700  SH         SOLE              18,700
MANOR CARE INC NEW            COM               564055101     8,334    209,760  SH         SHARED     1               209,760
MAGMA DESIGN AUTOMATION       COM               559181102       191     22,820  SH         SOLE              22,820
MAGMA DESIGN AUTOMATION       COM               559181102     2,458    294,030  SH         SHARED     1               294,030
MCKESSON CORP                 COM               58155Q103     1,059     23,640  SH         SOLE              23,640
MCKESSON CORP                 COM               58155Q103    11,876    265,140  SH         SHARED     1               265,140
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105     2,385     62,804  SH         SOLE              62,804
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105    26,740    704,245  SH         SHARED     1               704,245
MEDICIS PHARMACEUTICAL        NOTE 1.500% 6/0   584690AB7     1,193  1,230,000  PRN        SOLE           1,230,000        0
MGM MIRAGE                    COM               552953101     1,281     32,360  SH         SOLE              32,360
MGM MIRAGE                    COM               552953101    14,368    363,010  SH         SHARED     1               363,010
MERCURY INTERACTIVE CORP      NOTE 5/0          589405AD1     1,639  1,750,000  PRN        SOLE           1,750,000         0
MONOLITHIC POWER SYS INC      COM               609839105       394     44,346  SH         SOLE              44,346
MONOLITHIC POWER SYS INC      COM               609839105     4,827    543,554  SH         SHARED     1               543,554
MOTOROLA INC                  COM               620076109     2,067    113,210  SH         SOLE             113,210
MOTOROLA INC                  COM               620076109    23,158  1,268,240  SH         SHARED     1              1,268,240
MEDCOHEALTH SOLUTIONS INC     COM               58405U102       581     10,890  SH         SOLE               10890
MEDCOHEALTH SOLUTIONS INC     COM               58405U102     6,516    122,110  SH         SHARED     1               122,110
MICROSOFT CORP                COM               594918104     1,592     64,080  SH         SOLE               64080
MICROSOFT CORP                COM               594918104    17,834    717,960  SH         SHARED     1               717,960
MYLAN LABS INC                COM               628530107       692     35,980  SH         SOLE               35980
MYLAN LABS INC                COM               628530107     7,760    403,320  SH         SHARED     1               403,320
NATIONAL SEMICONDUCTOR CORP   COM               637640103     1,321     59,950  SH         SOLE              59,950
NATIONAL SEMICONDUCTOR CORP   COM               637640103    14,811    672,300  SH         SHARED     1               672,300
NETEASE.COM INC               SPONS ADR         64110W102       885     15,492  SH         SOLE              15,492
NETEASE.COM INC               SPONS ADR         64110W102     9,923    173,758  SH         SHARED     1               173,758
NOKIA CORP                    SPONSORED ADR     654902204     1,970    118,360  SH         SOLE             118,360
NOKIA CORP                    SPONSORED ADR     654902204    22,087  1,327,320  SH         SHARED     1              1,327,320
NRG ENERGY INC                COM NEW           629377508       488     12,990  SH         SOLE              12,990
NRG ENERGY INC                COM NEW           629377508     5,490    146,000  SH         SHARED     1               146,000
ORACLE CORP                   COM               68389X105     1,712    129,690  SH         SOLE             129,690
ORACLE CORP                   COM               68389X105    19,195  1,454,170  SH         SHARED     1              1,454,170
OWENS ILL INC                  COM NEW          690768403     1,665     66,453  SH         SOLE              66,453
OWENS ILL INC                  COM NEW          690768403    18,648    744,427  SH         SHARED     1               744,427
PORTALPLAYER INC              COM               736187204       240     11,520  SH         SOLE              11,520
PORTALPLAYER INC              COM               736187204     2,711    130,190  SH         SHARED     1               130,190
POWERWAVE TECHNOLOGIES INC    COM               739363109       588     57,530  SH         SOLE               57530
POWERWAVE TECHNOLOGIES INC    COM               739363109     6,595    645,320  SH         SHARED     1               645,320
POWERWAVE TECHNOLOGIES INC    NOTE 1.875% 11/1  739363AD1     1,325  1,200,000  PRN        SOLE           1,200,000         0
QUALCOMM INC                  COM               747525103       903     27,350  SH         SOLE              27,350
QUALCOMM INC                  COM               747525103    10,113    306,360  SH         SHARED     1              306,360
QUEST DIAGNOSTICS INC         COM               74834L100     1,384     25,980  SH         SOLE              25,980
QUEST DIAGNOSTICS INC         COM               74834L100    15,550    291,910  SH         SHARED     1               291,910
RESOURCES CONNECTION INC      COM               76122Q105       501     21,570  SH         SOLE              21,570
RESOURCES CONNECTION INC      COM               76122Q105     5,621    241,990  SH         SHARED     1               241,990
RESEARCH IN MOTION LTD        COM               760975102       265      3,590  SH         SOLE               3,590
RESEARCH IN MOTION LTD        COM               760975102     3,391     45,950  SH         SHARED     1                45,950
SANDISK CORP                  COM               80004C101     1,032     43,502  SH         SOLE              43,502
SANDISK CORP                  COM               80004C101    11,576    487,818  SH         SHARED     1               487,818
SINA CORP                     ORD               G81477104       956     34,250  SH         SOLE              34,250
SINA CORP                     ORD               G81477104    10,716    384,090  SH         SHARED     1               384,090
SEAGATE TECHNOLOGY            SHS               G7945J104     1,378     78,530  SH         SOLE              78,530
SEAGATE TECHNOLOGY            SHS               G7945J104    15,375    876,071  SH         SHARED     1               876,071
SOLECTRON CORP                COM               834182107       138     36,310  SH         SOLE              36,310
SOLECTRON CORP                COM               834182107     1,543    407,090  SH         SHARED     1               407,090
SOHU COM INC                  COM               83408W103       931     42,415  SH         SOLE              42,415
SOHU COM INC                  COM               83408W103    10,434    475,575  SH         SHARED     1               475,575
TAKE-TWO INTERACTIVE SOFTWRE  COM               874054109     2,035     79,980  SH         SOLE              79,980
TAKE-TWO INTERACTIVE SOFTWRE  COM               874054109    22,823    896,760  SH         SHARED     1               896,760
TENET HEALTHCARE CORP         COM               88033G100        57        375  SH   CALL  SOLE                 375
TENET HEALTHCARE CORP         COM               88033G100       556      3,649  SH   CALL  SHARED     1                 3,649
TESSERA TECHNOLOGIES INC      COM               88164L100     2,150     64,345  SH         SOLE              64,345
TESSERA TECHNOLOGIES INC      COM               88164L100    25,361    759,088  SH         SHARED     1               759,088
TEXAS INSTRS INC              COM               882508104     1,921     68,450  SH         SOLE              68,450
TEXAS INSTRS INC              COM               882508104    21,543    767,490  SH         SHARED     1               767,490
T-HQ INC                      COM NEW           872443403     1,596     54,520  SH         SOLE              54,520
T-HQ INC                      COM NEW           872443403    17,920    612,225  SH         SHARED     1               612,225
TRANSACT TECH INC             COM               892918103        54      6,340  SH         SOLE               6,340
TRANSACT TECH INC             COM               892918103       603     71,190  SH         SHARED     1                71,190
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100     1,580    173,200  SH         SOLE             173,200
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100    17,712  1,942,131  SH         SHARED     1              1,942,131
WATSON PHARMACEUTICALS INC    DBCV 1.750% 3/1   942683AC7       930  1,000,000  PRN        SOLE           1,000,000         0
WELLPOINT INC                 COM               94973V107     1,185     17,020  SH         SOLE              17,020
WELLPOINT INC                 COM               94973V107    13,290    190,840  SH         SHARED     1               190,840
YELLOW ROADWAY CORP           COM               985577105     1,085     21,360  SH         SOLE              21,360
YELLOW ROADWAY CORP           COM               985577105    12,158    239,330  SH         SHARED     1               239,330
                              TOTAL                         782,867


03974.0001 #590958